Income Taxes - Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate [Abstract]
Foreign operations	$ (655,209)	$ (8,840)
PRC operations	205,796	(17,664)
Adjustments to reconcile income before income tax:
Excess of business entertainment expenses	5,290	5,835
Extra tax deductions for research and development expenses	(12,784)	(59,226)
Temporary differences	759,125	167,611
Total income before income tax	$ 302,218	$ 87,716
Tax rate	25.00%	25.00%
“High-tech enterprise” tax deduction	$ (95,743)	$ (8,772)
Different tax rates in other jurisdictions	163,809	1,329
Income tax expenses	$ 143,621	$ 14,486